Revenue - Schedule of Gas Operating Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,497,750	$ 1,339,151	$ 1,385,294
Alternative revenue program deferrals	13,181	12,140	(25,112)
Other revenues	10,859	(706)	8,757
Total Gas operating revenues	1,521,790	1,350,585	1,368,939
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,035,612	958,520	972,788
Small commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	270,214	221,541	249,117
Large commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	57,371	44,633	48,935
Industrial/other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	42,313	26,242	22,074
Transportation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 92,240	$ 88,215	$ 92,380